Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule Of Property And Equipment Useful Lives

Manufacturing and office equipment	5-7 years
Leasehold improvements	Shorter of useful life or remaining life of lease
Furniture and fixtures	7 years
Computer equipment and software	3-5 years

Summary Of Anti-Dilutive Shares
	June 30,
	2019	2018
Options outstanding	1,082	1,001
Warrants outstanding	11,700	350
Unvested RSUs	-	322
Shares underlying convertible notes	11,096	-
	23,878	1,673

	2018	2017
Options outstanding	1,228	1,007
Warrants outstanding	13,279	420
Unvested RSUs	14	521
Shares underlying convertible notes	2,746	-
	17,267	1,948